Collaborative Arrangements and Licensing Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Collaborative Arrangements and Licensing Agreements
9. Collaborative Arrangements and Licensing Agreements
Collaborative Arrangements
IMG-013
and
IMG-008
Agreements
On July 12, 2024, the Company entered into separate Exclusive License and Collaboration Agreements to license Inmagene’s anti-IL-7Ra
antibody
(“IMG-013
Agreement”) and
anti-IL-36R
antibody
(“IMG-008
Agreement”) to a third party. The Company determined that the
IMG-008
Agreement and
IMG-013
Agreement should be accounted for as separate contracts with a customer in accordance with ASC 606.
IMG-013
Agreement
Under the
IMG-013
Agreement, the Company agreed to grant to a third party an exclusive royalty-bearing worldwide license to exploit patents, patent applications, and Inmagene know-how
which would address immune disorders where Inmagene’s
anti-IL-7Ra
antibody
(IMG-013)
is involved. The license term commenced upon receipt of the upfront payment and will continue until such time as there are no remaining payment obligations due to the Company.

Under the
IMG-013
Agreement as amended by the settlement agreement and mutual general release pertaining to the
IMG-008
Agreement, the Company was entitled to receive a $3.5 million non-refundable
upfront cash payment, which the Company received in the third quarter of 2024. The Company is eligible to receive up to $66.0 million in payments under the
IMG-013
Agreement based on development and regulatory milestones for the first indication and may be eligible to receive additional payments for subsequent indications, and up to $285.0 million in payments based on sales-based milestones. The Company may also receive additional payments based on mid-single-digit
sales-based royalties. None of the payments under the
IMG-013
Agreement are refundable.
The Company concluded that the promises included the license of intellectual property and technology transfer and these promises should be combined into a single performance obligation.
In order to determine the transaction price, the Company evaluated all the payments to be received during the duration of the contract. Fixed consideration exists in the form of the $3.5 million upfront payment. Development, regulatory, and sales-based milestones and royalties were considered variable consideration. The potential milestone payments were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method due to the uncertainties of research and development and (ii) the Company recognizes sales-based royalties and milestone payments as revenue at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied under the sales-based royalty exception as the license is the predominant item to which the sales-based royalties and milestones relate. The Company will re-evaluate
the transaction price, including the estimated variable consideration included in the transaction price and all constrained amounts, in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company determined that the initial transaction price consists of the upfront payment which is allocated to the one performance obligation. The transaction price allocated to the one performance obligation was recognized upon grant of license and transfer of technology in the third quarter of 2024.
IMG-008
Agreement
Under the
IMG-008
Agreement, the Company agreed to grant to a third party an exclusive royalty-bearing worldwide license to exploit patents, patent applications, and Inmagene know-how
which would address immune disorders where Inmagene’s
anti-IL-36R
antibody
(IMG-008)
is involved. The license term would have commenced upon receipt of the upfront payment and would continue until such time as there are no remaining payment obligations due to the Company.
Under the
IMG-008
Agreement, the Company was initially entitled to receive a $6.5 million non-refundable
upfront cash payment from
IMG-008
no later than September 9, 2024. The Company was also eligible to receive up to $86.5 million in payments under the
IMG-008
Agreement based on development and regulatory milestones for the first indication and may be eligible to receive additional payments for subsequent indications, and up to $285.0 million in payments based on sales-based milestones. The Company was also entitled to receive additional payments based on mid-single-digit
sales-based royalties.
The Company and the third party entered into an amendment of the
IMG-008
Agreement in the third quarter of 2024, whereby the Company extended the payment period for the upfront payment in exchange for a non-refundable
$0.7 million deposit. The $0.7 million deposit was received by the Company during the three months ended September 30, 2024 and was reflected as deferred revenue on the consolidated balance sheet as of December 31, 2024.
During the first quarter of 2025, the Company and the third party entered into a settlement agreement and mutual general release pertaining to the
IMG-008
Agreement, whereby the Company agreed to dismiss all claims against the third party related to the
IMG-008
Agreement in exchange for
(1) re-affirmation
of full release by the third party of the $0.7 million of funds previously deposited by the third party; (2) payment of a one-time

settlement amount of $0.1 million by the third party to the Company; and (3) amendment of the above noted
IMG-013
Agreement to increase the development and regulatory milestones from $63.0 million to $66.0 million. Except as so amended, the
IMG-013
Agreement remains in full force and effect in accordance with its terms, whereas the
IMG-008
Agreement is effectively terminated. For the three and six months ended June 30, 2025, the Company recognized $0 and $0.8 million of license revenue in the condensed consolidated statement of operations and comprehensive loss, respectively.
Celexor
On September 28, 2023, the Company entered into an Exclusive License and Collaboration Agreement (the “Celexor Agreement”) with Celexor Bio, Inc. (“Celexor”). The Company granted Celexor an exclusive royalty-bearing license to develop, manufacture, and commercialize any and all products and associated products utilizing Inmagene’s
IMG-018,
a monoclonal antibody targeting immunoglobulin-like transcript 7. The license term commenced upon the execution of the Celexor Agreement and will continue until such time as there are no remaining payment obligations due to the Company.
Under the Celexor Agreement, the Company received an upfront payment of $7.0 million and 1,223,300 shares of Celexor’s Series
Seed-2
Preferred Shares valued at $0.9 million from Celexor. The Company is eligible to receive up to $112.0 million in payments based on development and regulatory milestones, and up to $175.0 million in payments based on sales-based milestones. The Company may also receive additional payments based on mid-single-digit
sales-based royalties. None of the payments under the Celexor Agreement are refundable. The Company determined the Celexor Agreement should be accounted for as a contract with a customer under ASC 606.
The Company concluded that the promises included the license of intellectual property and technology transfer, and these promises should be combined into a single performance obligation.
In order to determine the transaction price, the Company evaluated all of the payments to be received over the duration of the contract. Fixed consideration exists in the form of the upfront payment and Celexor Series
Seed-2
Preferred Shares received. Development, regulatory, and sales-based milestones and royalties were considered variable consideration. The potential milestone payments were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method due to the uncertainties of research and development and (ii) the Company recognizes sales-based royalties and milestone payments as revenue at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied under the sales-based royalty exception as the license is the predominant item to which the sales-based royalties and milestones relate. The Company will re-evaluate
the transaction price, including the estimated variable consideration included in the transaction price and all constrained amounts, in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company determined that the initial transaction price consists of the upfront payment of $7.0 million and the receipt of Celexor’s Series
Seed-2
Preferred Shares which were valued at $0.9 million, which is allocated to the single performance obligation. The transaction price allocated to the single performance obligation was recognized upon grant of license and transfer of technology which occurred in the fourth quarter of 2023.
As of June 30, 2025 and December 31, 2024, the Celexor shares are recorded within other non-current
assets in the condensed consolidated balance sheets.
Licensing Agreements
Hutchmed Limited
On January 5, 2021, the Company entered into a Collaboration, Option and License Agreement (the “Hutchmed Agreement”) with Hutchmed Limited (“Hutchmed”), formerly known as Hutchison MediPharma

Limited. The Company entered into the Hutchmed Agreement as a strategic partnership to further develop four novel preclinical drug candidates discovered by Hutchmed for the potential treatment of multiple immunological diseases – OX40 (CD134) antagonistic monoclonal antibody (anti-OX40 mAB), BTK (Bruton tyrosine kinase) inhibiter (BTK
HMPL-727),
RIPK1
HMPL-662,
and
CSF-1R
HMPL-958.
Under the terms of the Hutchmed Agreement, the Company received an exclusive, royalty-free, worldwide license to perform research and development and for use in regulatory filings, at the Company’s expense. Further, on a licensed product-by-licensed
product basis, the Company received the option to obtain an exclusive, worldwide, royalty-bearing license to further develop, manufacture and commercialize, with Hutchmed retaining first right to co-commercialization
in mainland China (each a “License Option”).
Upon exercise of each License Option, the Company will pay a $20.0 million fee per licensed compound, or, if exercise and payment is made within three years of execution of the Hutchmed Agreement, the Company may elect to pay the option exercise fee in ordinary shares pursuant to a share subscription agreement at a price to be agreed to by both parties. Following the Company’s decision to exercise the License Option, Hutchmed will be eligible to receive up to $92.5 million in development and regulatory milestones for each drug candidate that is licensed. Additionally, Hutchmed is eligible to receive up to $135.0 million in additional sales-based milestones and tiered sales-based royalties ranging from high-single-digit to low-tens
percentages. None of the payments under the Hutchmed Agreement are refundable.
In April 2023, the Company entered into an amendment to the Hutchmed Agreement which terminated portions of the Hutchmed Agreement related to the RIPK1
HMPL-662
compound, and extended the Company’s deadline for License Option exercise by an additional year to allow time for additional research to be performed on two of the remaining targets.
On October 16, 2023, the Company exercised the License Option for (a) anti-OX40 mAB, and (b) the BTK (Bruton tyrosine kinase) inhibiter. The Company elected to pay Hutchmed the option exercise fee in the form of ordinary shares pursuant to the financial provisions of the Hutchmed Agreement. The License Option rights to
CSF-1R
HMPL-958
were not exercised and have expired under the terms of the Hutchmed Agreement.
In February 2024, the Company and Hutchmed entered into a share subscription agreement whereby the Company agreed to issue 140,636,592 of ordinary shares for satisfaction of the option exercise fees for the two licensed compounds. For the three months ended March 31, 2024, the Company recorded $14.0 million in research and development expenses on the consolidated statements of operations and comprehensive loss.
Affibody
On April 29, 2020, the Company entered into a License and Collaboration Agreement (the “Affibody Agreement”) with Affibody AB (“Affibody”). The Company entered into the Affibody Agreement as a strategic partnership to develop and commercialize Affibody’s
ABY-035,
a bispecific molecule targeting
Interleukin-17A,
for multiple auto-immune diseases.
Under the Affibody Agreement, the Company received an exclusive license to develop and commercialize any and all products and associated products utilizing
ABY-035
in mainland China, Hong Kong, Taiwan, Macau, and South Korea (“Inmagene Territory”), a
non-exclusive
license to Affibody’s proprietary platform that is necessary or useful to develop and commercialize the licensed products in the Inmagene Territory and development activities in the Asia Pacific region, excluding Japan. Affibody will be responsible for the manufacturing and supply of
ABY-035
for development and commercialization worldwide and is not precluded from additional collaboration and licensing agreements in territories not covered by the Affibody Agreement.
Under the terms of the Affibody Agreement, the Company paid a $10.0 million upfront payment and Affibody is eligible to receive up to $37.5 million in payments based on development and regulatory milestones and up to $178.0 million in payments based on sales-based milestones, plus tiered sales-based royalties ranging from high-single-digit to low-tens
percentages in the Inmagene Territory.

Additionally, Inmagene will share the global development costs of select clinical trials and be eligible to receive from Affibody up to $36.0 million in payments relating to certain global development, regulatory and sales-based milestones and tiered low-single-digit
sales-based royalties on net sales outside of the Inmagene Territory.
None of the payments under the Affibody Agreement are refundable.
On January 9, 2025, the Company entered into an agreement with Affibody to terminate the Affibody Agreement effective as of January 10, 2025. In accordance with the terms of the Affibody Agreement, all corresponding licenses or sublicenses were terminated, and the Company agreed to wind down any ongoing studies for any compounds subject to the Affibody Agreement.

12. Collaborative Arrangements and Licensing Agreements
Collaborative Arrangements
IMG-013
and
IMG-008
Agreements
On July 12, 2024, the Company entered into separate Exclusive License and Collaboration Agreements to license Inmagene’s anti-IL-7Ra
antibody
(“IMG-013
Agreement”) and
anti-IL-36R
antibody
(“IMG-008
Agreement”) to a third party. The Company determined that the
IMG-008
Agreement and
IMG-013
Agreement should be accounted for as separate contracts with a customer in accordance with ASC 606.
IMG-013
Agreement
Under the
IMG-013
Agreement, the Company agreed to grant to a third party an exclusive royalty-bearing worldwide license to exploit patents, patent applications, and Inmagene know-how
which would address immune disorders where Inmagene’s
anti-IL-7Ra
antibody
(IMG-013)
is involved. The license term commenced upon receipt of the upfront payment and will continue until such time as there are no remaining payment obligations due to the Company.
Under the
IMG-013
Agreement, the Company was entitled to receive a $3.5 million non-refundable
upfront cash payment, which the Company received in the third quarter of 2024. The Company is eligible to receive up to $63.0 million in payments under the
IMG-013
Agreement based on development and regulatory milestones for the first indication and may be eligible to receive additional payments for subsequent indications, and up to $285.0 million in payments based on sales-based milestones. The Company may also receive additional payments based on mid-single-digit
sales-based royalties. None of the payments under the
IMG-013
Agreement are refundable.
The Company concluded that the promises included the license of intellectual property and technology transfer and these promises should be combined into a single performance obligation.

In order to determine the transaction price, the Company evaluated all the payments to be received during the duration of the contract. Fixed consideration exists in the form of the $3.5 million upfront payment. Development, regulatory, and sales-based milestones and royalties were considered variable consideration. The potential milestone payments were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method due to the uncertainties of research and development and (ii) the Company recognizes sales-based royalties and milestone payments as revenue at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied under the sales-based royalty exception as the license is the predominant item to which the sales-based royalties and milestones relate. The Company will re-evaluate
the transaction price, including the estimated variable consideration included in the transaction price and all constrained amounts, in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company determined that the initial transaction price consists of the upfront payment which is allocated to the one performance obligation. The transaction price allocated to the one performance obligation was recognized upon grant of license and transfer of technology in the third quarter of 2024.
For the year ended December 31, 2024, the Company recognized $3.5 million of license revenue in the consolidated statement of operations and comprehensive loss related to the non-refundable
upfront payment from the
IMG-013
Agreement.
IMG-008
Agreement
Under the
IMG-008
Agreement, the Company agreed to grant to a third party an exclusive royalty-bearing worldwide license to exploit patents, patent applications, and Inmagene know-how
which would address immune disorders where Inmagene’s
anti-IL-36R
antibody
(IMG-008)
is involved. The license term will commence upon receipt of the upfront payment and will continue until such time as there are no remaining payment obligations due to the Company.
Under the
IMG-008
Agreement, the Company was initially entitled to receive a $6.5 million non-refundable
upfront cash payment from
IMG-008,
Inc, no later than September 9, 2024. The Company was also eligible to receive up to $86.5 million in payments under the
IMG-008
Agreement based on development and regulatory milestones for the first indication and may be eligible to receive additional payments for subsequent indications, and up to $285.0 million in payments based on sales-based milestones. The Company may also receive additional payments based on mid-single-digit
sales-based royalties.
The Company and the third party entered into an amendment of the
IMG-008
Agreement, whereby the Company extended the payment period for the upfront payment in exchange for a non-refundable
$0.7 million deposit of the upfront payment, which was received by the Company in the third quarter of 2024 and is reflected as deferred revenue on the consolidated balance sheet as of December 31, 2024.
Celexor
On September 28, 2023, the Company entered into an Exclusive License and Collaboration Agreement (the “Celexor Agreement”) with Celexor Bio, Inc. (“Celexor”). The Company granted Celexor an exclusive royalty-bearing license to develop, manufacture, and commercialize any and all products and associated products utilizing Inmagene’s
IMG-018,
a monoclonal antibody targeting immunoglobulin-like transcript 7. The license term commenced upon the execution of the Celexor Agreement and will continue until such time as there are no remaining payment obligations due to the Company.
Under the Celexor Agreement, the Company received an upfront payment of $7.0 million and 1,223,300 shares of Celexor’s Series
Seed-2
Preferred Shares valued at $0.9 million from Celexor. The Company is eligible to receive up to $112.0 million in payments based on development and regulatory milestones, and up to $175.0 million in payments based on sales-based milestones. The Company may also receive additional payments based on
mid-single-digit
sales-based royalties. None of the payments under the Celexor Agreement are refundable. The Company determined the Celexor Agreement should be accounted for as a contract with a customer under ASC 606.
The Company concluded that the promises included the license of intellectual property and technology transfer, and these promises should be combined into a single performance obligation.
In order to determine the transaction price, the Company evaluated all of the payments to be received over the duration of the contract. Fixed consideration exists in the form of the upfront payment and Celexor Series
Seed-2
Preferred Shares received. Development, regulatory, and sales-based milestones and royalties were considered variable consideration. The potential milestone payments were excluded from the transaction price at the outset of the arrangement because (i) all development and regulatory milestone payments did not meet the criteria for inclusion using the most-likely-amount method due to the uncertainties of research and development and (ii) the Company recognizes sales-based royalties and milestone payments as revenue at the later of the occurrence of the related sales or the date upon which the performance obligation has been satisfied under the sales-based royalty exception as the license is the predominant item to which the sales-based royalties and milestones relate. The Company will re-evaluate
the transaction price, including the estimated variable consideration included in the transaction price and all constrained amounts, in each reporting period and as uncertain events are resolved or other changes in circumstances occur. The Company determined that the initial transaction price consists of the upfront payment of $7.0 million and the receipt of Celexor’s Series
Seed-2
Preferred Shares which were valued at $0.9 million, which is allocated to the single performance obligation. The transaction price allocated to the single performance obligation was recognized upon grant of license and transfer of technology which occurred in the fourth quarter of 2023.
For the year ended December 31, 2023, the Company recognized $7.9 million of license revenue related to the Celexor Agreement in the consolidated statements of operations and comprehensive loss. The Celexor shares were recorded as an other non-current
asset in the consolidated balance sheets.
Licensing Agreements
Kissei
On August 5, 2021, the Company entered into a Collaboration and Sublicense Agreement (the “Kissei Agreement”) with Kissei Pharmaceutical Co., Ltd. (“Kissei”) relating to Kissei’s proprietary compound fostamatinib disodium hexahydrate, which has been approved by the FDA for the treatment of chronic immune thrombocytopenia. The compound is also under development for the treatment of autoimmune hemolytic anemia, IgA nephropathy, and potentially other indications.
Under the Kissei Agreement, the Company received a
co-exclusive
license to develop in China, Hong Kong, Taiwan, and Macau (“Inmagene Territory”) all products and associated products utilizing its proprietary compound fostamatinib disodium hexahydrate. The Company received an exclusive license to commercialize any and all products and associated products utilizing fostamatinib disodium hexahydrate in the Inmagene territory, excluding Taiwan. Kissei will be responsible for the manufacturing and supply of all fostamatinib disodium hexahydrate products for development and commercialization and shall be the exclusive manufacturer and supplier for the Company under the Kissei Agreement.
Under the terms of the Kissei Agreement, the Company paid to Kissei a $1.0 million upfront payment and Kissei is eligible to receive up to $40.0 million in payments based on development and regulatory milestones and up to $12 million in payments based on sales-based milestones in the Inmagene Territory. Additionally, if the Company fails to submit a clinical trial notification filed with the National Medical Products Administration (“NMPA”) for a pivotal clinical trial or a new drug application to NMPA before the second anniversary of the Kissei Agreement effective date, then Inmagene shall pay to Kissei $2.0 million within 30 days after such anniversary (“NMPA Payment”). None of the payments under the Kissei Agreement are refundable.

The Company will bear all development costs for joint development work pertaining to the Inmagene Territory and Kissei will bear all development costs for joint development work pertaining to outside the Inmagene Territory.
On December 20, 2023, the Company and Kissei entered into an agreement to terminate the Kissei Agreement, which was effective as of December 13, 2023. As part of this termination, the parties mutually agreed to release and discharge the other party from all obligations, claims, demands, and causes of action including, but not limited to, the $2.0 million NMPA Payment from the Kissei Agreement.
Hutchmed Limited
On January 5, 2021, the Company entered into a Collaboration, Option and License Agreement (the “Hutchmed Agreement”) with Hutchmed Limited (“Hutchmed”), formerly known as Hutchison MediPharma Limited. The Company entered into the Hutchmed Agreement as a strategic partnership to further develop four novel preclinical drug candidates discovered by Hutchmed for the potential treatment of multiple immunological diseases – OX40 (CD134) antagonistic monoclonal antibody (anti-OX40 mAB), BTK (Bruton tyrosine kinase) inhibiter (BTK
HMPL-727),
RIPK1
HMPL-662,
and
CSF-1R
HMPL-958.
Under the terms of the Hutchmed Agreement, the Company received an exclusive, royalty-free, worldwide license to perform research and development and for use in regulatory filings, at the Company’s expense. Further, on a licensed product-by-licensed
product basis, the Company received the option to obtain an exclusive, worldwide, royalty-bearing license to further develop, manufacture and commercialize, with Hutchmed retaining first right to co-commercialization
in mainland China (each a “License Option”).
Upon exercise of each License Option, the Company will pay a $20 million fee per licensed compound, or, if exercise and payment is made within three years of execution of the Hutchmed Agreement, the Company may elect to pay the option exercise fee in ordinary shares pursuant to a share subscription agreement at a price to be agreed to by both parties. Following the Company’s decision to exercise the License Option, Hutchmed will be eligible to receive up to $92.5 million in development and regulatory milestones for each drug candidate that is licensed. Additionally, Hutchmed is eligible to receive up to $135 million in additional sales-based milestones and tiered sales-based royalties ranging from high-single-digit to low-double-digit
percentages. None of the payments under the Hutchmed Agreement are refundable.
In April 2023, the Company entered into an amendment to the Hutchmed Agreement which terminated portions of the Hutchmed Agreement related to the RIPK1
HMPL-662
compound, and extended the Company’s deadline for License Option exercise by an additional year to allow time for additional research to be performed on two of the remaining targets.
On October 16, 2023, the Company exercised the License Option for (a) anti-OX40 mAB, and (b) the BTK (Bruton tyrosine kinase) inhibiter. The Company elected to pay Hutchmed the option exercise fee in the form of ordinary shares pursuant to the financial provisions of the Hutchmed Agreement. The License Option rights to
CSF-1R
HMPL-958
were not exercised and have expired under the terms of the Hutchmed Agreement.
In February 2024, the Company and Hutchmed entered into a share subscription agreement whereby the Company issued 140,636,592 of ordinary shares for satisfaction of the option exercise fees for the two licensed compounds. For the year ended December 31, 2024, the Company recorded $14.0 million in research and development expenses related to the issuance of ordinary shares on the consolidated statements of operations and comprehensive loss.
Affibody
On April 29, 2020, the Company entered into a License and Collaboration Agreement (the “Affibody Agreement”) with Affibody AB (“Affibody”). The Company entered into the Affibody Agreement as a strategic partnership to develop and commercialize Affibody’s
ABY-035,
a bispecific molecule targeting
Interleukin-17A,
for multiple auto-immune diseases.
Under the Affibody Agreement, the Company received an exclusive license to develop and commercialize any and all products and associated products utilizing
ABY-035
in mainland China, Hong Kong, Taiwan, Macau, and South Korea (“Inmagene Territory”), a
non-exclusive
license to Affibody’s proprietary platform that is necessary or useful to develop and commercialize the licensed products in the Inmagene Territory and development activities in the Asia Pacific region, excluding Japan. Affibody will be responsible for the manufacturing and supply of
ABY-035
for development and commercialization worldwide and is not precluded from additional collaboration and licensing agreements in territories not covered by the Affibody Agreement.
Under the terms of the Affibody Agreement, the Company paid a $10.0 million upfront payment and Affibody is eligible to receive up to $37.5 million in payments based on development and regulatory milestones and up to $178.0 million in payments based on sales-based milestones, plus tiered sales-based royalties ranging from high-single-digit to low-double-digit
percentages in the Inmagene Territory.
Additionally, Inmagene will share the global development costs of select clinical trials and be eligible to receive from Affibody up to $36.0 million in payments relating to certain global development, regulatory and sales-based milestones and tiered low-single-digit
sales-based royalties on net sales outside of the Inmagene Territory.
None of the payments under the Affibody Agreement are refundable. See Note 15, “Subsequent Events” for detail on the termination of the Affibody Agreement.

IKENA ONCOLOGY INC
Collaborative Arrangements and Licensing Agreements
7. COLLABORATION AGREEMENT AND STOCK PURCHASE AGREEMENT WITH BRISTOL-MYERS SQUIBB
The Company has a 2019 collaboration agreement and associated stock purchase agreement (collectively the “Agreements”) with Celgene Corporation (acquired by Bristol-Myers Squibb), whereby the Company carried out initial research and development activities with the goal of identifying and developing drug candidates for certain cancer types. Bristol-Myers Squibb paid the Company a total of $95.0 million in aggregate upfront consideration related to the collaboration and stock purchase under the Agreements, of which $78.7 million was allocated to the collaboration. The Company was eligible to receive $50.0 million, in case of an exercise of an option with respect to
IK-175,
and $40.0 million, in case of an exercise of an option with respect to
IK-412.
Upon the exercise of the delivery of each license, the Company would have been eligible to receive up to $450.0 million in milestone payments, as well as a tiered royalty on worldwide sales from the high single to low teen digits.
The Company determined that the Bristol-Myers Squibb Collaboration Agreement represented a contract with a customer to be accounted for in accordance with ASC 606. The Company identified two performance obligations; research and development services for each of
IK-175
and
IK-412.
The options to receive worldwide development and commercialization licenses for the two targets and the option to receive manufacturing services in the future were determined to not provide any material rights to the customer and were therefore not considered to be performance obligations. The arrangement also contains certain de minimis items, including participation on joint oversight committees. The Company identified $78.7 million of total transaction price representing the upfront consideration allocated to the revenue arrangement. Additional consideration to be paid to the Company upon exercise of a right to receive a license or potential milestone and royalty payments were excluded from the transaction price as they relate to amounts that can only be achieved subsequent to the exercise of an options and are outside of the initial contact term.
The Company recognized revenue related to each of its performance obligations as the research and development services were performed. The Company recognized revenue related to research and development services performed using an input method by calculating costs incurred at each period end relative to total costs expected to be incurred. The Company recognized revenue of $9.2 million during the year ended December 31, 2023 that was included in deferred revenue at December 31, 2022, at which time the full amount of the transaction price had been recognized as the Company completed the performance obligations as of December 31, 2023.
On January 17, 2024, Bristol-Myers Squibb notified the Company of its decision not to opt-in
on the
IK-175
program. In addition, Bristol-Myers Squibb did not provide an opt-in
exercise for the
IK-412
program. As a result, the Company has regained full global rights to the
IK-175
and
IK-412
programs. Deferred revenue related to the collaboration had been fully recognized prior to December 31, 2023, as all obligations under the Agreements had been completed.